Combined Summarized Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	$ 1,506	$ 1,376
Other assets	205	132
Total assets	1,711	1,508
Debt	1,018	945
Other liabilities	109	142
Equity	584	421
Total liabilities and equity	$ 1,711	$ 1,508